GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Long-lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	$ 439	$ 560
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	308	400
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	129	158
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and Equipment	$ 2	$ 2